Summary Of Significant Accounting Policies - Additional Information (Detail)	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended					6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Restricted Stock	Jun. 30, 2014 Percentage of major customers revenue accounted for 10% or more of total revenues	Dec. 31, 2013 Percentage of major customers revenue accounted for 10% or more of total revenues Counterparty one	Dec. 31, 2012 Percentage of major customers revenue accounted for 10% or more of total revenues Counterparty one	Dec. 31, 2013 Percentage of major customers revenue accounted for 10% or more of total revenues Counterparty two	Dec. 31, 2012 Percentage of major customers revenue accounted for 10% or more of total revenues Counterparty two	Dec. 31, 2013 Percentage of major customers revenue accounted for 10% or more of total revenues Counterparty three	Jun. 30, 2013 Percentage of major customers revenue accounted for 10% or more of total revenues Settled amount	Dec. 31, 2013 Percentage of major customers revenue accounted for 10% or more of total revenues Settled amount	Dec. 31, 2012 Percentage of major customers revenue accounted for 10% or more of total revenues Settled amount
Significant Accounting Policies [Line Items]
Anti dilutive securities	22,368,985	22,895,985		1,445,000
Dilutive effects of convertible preferred stock			14,999,000
Concentration percentage					0.00%	46.00%	40.00%	28.00%	12.00%	15.00%	79.00%	89.00%	52.00%
Number of counter parties												3	1